Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

4. Fair Value of Financial Assets and Liabilities

The following table presents the Company’s fair value hierarchy for its liabilities, which are measured at fair value on a recurring basis as of December 31, 2022:

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liabilities	$—	$277,507	$—	$277,507

There were no assets or liabilities for which fair value was required to be disclosed as of December 31, 2021. During the year ended December 31, 2022, there were no transfers between Level 1, Level 2 and Level 3.